Acquisitions And Minority Investment (Summary Of Estimated Fair Values Of Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 01, 2011	Nov. 18, 2010
Business Acquisition [Line Items]
Current assets	$ 112,360
Deferred income taxes, net	17,278
Goodwill	921,222
Other intangible assets	460,440
Acquired IPR&D	134,270
Other long-term assets	47,226
Total assets acquired	1,692,796
Current liabilities	85,709
Deferred income taxes, net	195,477
Other long-term liabilities	235,756
Net assets acquired	1,175,854
Cash paid, net of cash acquired	642,207
Non-cash (SJM shares at fair value)	533,647
LightLab Imaging [Member]
Business Acquisition [Line Items]
Current assets	15,424
Deferred income taxes, net	4,240
Goodwill	40,543
Other intangible assets	39,640
Acquired IPR&D	14,270
Other long-term assets	2,219
Total assets acquired	116,336
Current liabilities	23,555
Net assets acquired	92,781
Cash paid, net of cash acquired	92,781
AGA Medical [Member]
Business Acquisition [Line Items]
Current assets	96,936
Deferred income taxes, net	13,038
Goodwill	880,679
Other intangible assets	420,800
Acquired IPR&D	120,000
Other long-term assets	45,007
Total assets acquired	1,576,460
Current liabilities	62,154
Deferred income taxes, net	195,477
Other long-term liabilities	235,756
Net assets acquired	1,083,073
Cash paid, net of cash acquired	549,426	549,400
Non-cash (SJM shares at fair value)	$ 533,647